Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.70%	5.10%	5.19%
MSCI World ex USA High Dividend Yield Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.87%	5.32%	4.70%
Federated Hermes International Dividend Strategy Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		(1.87%)	4.44%	3.14%
Performance Inception Date				Feb. 09, 2015
Federated Hermes International Dividend Strategy Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.98%)	2.99%	2.06%
Federated Hermes International Dividend Strategy Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.07%)	3.07%	2.32%

[1]	The MSCI World ex USA Index is a broad-based securities market index. The index captures large- and mid-cap representation across 22 of 23 developed markets countries—excluding the United States. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
[2]	The MSCI World ex USA High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 22 of 23 developed market countries—excluding the U.S. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is unmanaged, and it is not possible to invest directly in an index.